Share-based Compensation - Incentive Stock Option (Details) - Incentive Stock Option - 2022 Plan - shares shares in Millions	Apr. 12, 2022	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of purchase price of common stock	100.00%
Shares authorized for issuance (in shares)	166.0
Remaining shares available for future awards (in shares)		166.0